Cash and Due from Banks At Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents :
Cash	₩ 1,782,301	₩ 2,573,579
Cash equivalents	22,979	9,307
Cash and cash equivalents, total	1,805,280	2,582,886
Due from banks at amortized cost :
Deposits	5,576,206	5,616,049
Reserve deposits	16,957,521	13,840,988
Time deposits	3,672,473	3,807,849
Other	5,409,069	2,588,046
Due from banks at amortized cost, total	31,615,269	25,852,932
Allowance for credit losses	(10,007)	(12,074)
Cash and Due from banks at amortized cost, total	33,410,542	28,423,744
Denominated in Korean won
Cash and cash equivalents :
Cash	1,782,301	2,573,579
Cash equivalents	22,979	9,307
Cash and cash equivalents, total	1,805,280	2,582,886
Due from banks at amortized cost :
Reserve deposits	16,957,521	13,840,988
Time deposits	950,624	1,413,964
Other	3,953,337	1,890,541
Due from banks at amortized cost, total	21,861,482	17,145,493
Denominated in foreign currency
Due from banks at amortized cost :
Deposits	5,576,206	5,616,049
Time deposits	2,721,849	2,393,885
Other	1,455,732	697,505
Due from banks at amortized cost, total	₩ 9,753,787	₩ 8,707,439